Financing Charges (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift, Interest [Abstract]
Schedule of Financing Charges

Year ended December 31 (millions of dollars)	2019	2018
Interest on long-term debt	479	447
Derecognition of deferred financing costs (Notes 4, 17)	24	—
Unrealized loss (gain) on Foreign-Exchange Contract (Notes 4, 18)	22	(25)
Interest on short-term notes	19	14
Interest on convertible debentures (Notes 4, 17)	7	62
Other	18	21
Less: Interest capitalized on construction and development in progress	(48)	(53)
Interest earned on cash and cash equivalents	(7)	(7)
	514	459